CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Balance at the beginning of the year	$ 622	$ 475
Expenses recognition in the period, net	819	540
Currency translation adjustments	279	(393)
Balance at the end of the year	$ 1,720	$ 622